Segment Reporting - Schedule of Segmented Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Operating Segments [Line Items]
Revenues	$ 12,780	$ 11,799	$ 10,939
Identifiable operating expenses	6,896	6,365	5,727
Allocated expenses	2,746	2,449	2,264
Segment profit	3,138	2,985	2,948
Unallocable expenses	414	289	289
Operating profit	2,724	2,696	2,659
Other income, net	395	411	513
Finance cost (Refer Note 2.8)	(24)
Share in associate's profit/ (loss), including impairment			(11)
Profit before income taxes	3,095	3,003	3,143
Income tax expense	757	803	657
Net profit	2,338	2,200	2,486
Depreciation and amortization	407	287	289
Non-cash expenses other than depreciation and amortization	7	107	29
Reduction in the fair value of Disposal Group held for sale (Refer Note 2.10)		(39)	(18)
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale"		(65)
Operating Segments | Financial Services
Disclosure of Operating Segments [Line Items]
Revenues	4,029	3,778	3,594
Identifiable operating expenses	2,109	2,021	1,876
Allocated expenses	893	775	731
Segment profit	1,027	982	987
Operating Segments | Retail
Disclosure of Operating Segments [Line Items]
Revenues	1,976	1,935	1,760
Identifiable operating expenses	984	974	878
Allocated expenses	399	385	371
Segment profit	593	576	511
Operating Segments | Communication
Disclosure of Operating Segments [Line Items]
Revenues	1,687	1,488	1,378
Identifiable operating expenses	998	816	702
Allocated expenses	348	312	269
Segment profit	341	360	407
Operating Segments | Energy, Utilities, resources and Services
Disclosure of Operating Segments [Line Items]
Revenues	1,652	1,483	1,287
Identifiable operating expenses	860	808	652
Allocated expenses	340	312	261
Segment profit	452	363	374
Operating Segments | Manufacturing
Disclosure of Operating Segments [Line Items]
Revenues	1,285	1,163	1,035
Identifiable operating expenses	703	644	602
Allocated expenses	293	255	235
Segment profit	289	264	198
Operating Segments | Hi-Tech
Disclosure of Operating Segments [Line Items]
Revenues	981	882	796
Identifiable operating expenses	581	506	431
Allocated expenses	175	154	140
Segment profit	225	222	225
Operating Segments | Life Science
Disclosure of Operating Segments [Line Items]
Revenues	822	743	729
Identifiable operating expenses	452	394	378
Allocated expenses	168	147	135
Segment profit	202	202	216
Operating Segments | Others
Disclosure of Operating Segments [Line Items]
Revenues	348	327	360
Identifiable operating expenses	209	202	208
Allocated expenses	130	109	122
Segment profit	$ 9	$ 16	$ 30